INVESTMENTS - Inter Pipeline (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
(Gain) loss from investment	$ 346	$ (38)	$ (327)
Investment in Inter Pipeline Ltd.
Disclosure of financial assets [line items]
Fair value loss from Inter Pipeline	43	23	0
Dividend income from Inter Pipeline	(11)	(10)	(1)
(Gain) loss from investment	$ 32	$ 13	$ (1)